Subsequent Event	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Event
24.     SUBSEQUENT EVENT
NORMAL COURSE ISSUER BID
Subsequent to December 31, 2021, we purchased 1,600,500 Common Shares for cancellation and 165,773 Common Shares to satisfy stock-based compensation awards each under our existing normal course issuer bid for cash consideration of $132 million.
SENIOR NOTES REDEMPTION
On February 28, 2022, the Company redeemed for cash the entire aggregate principle amount outstanding of the Cdn$425 million
 3.100%
Senior Notes due 2022 [“the Notes”]. The redemption price for the Notes was Cdn$430 million, resulting in a loss on early extinguishment of Cdn$5 million that reflects the payment of the premium to redeem the Notes and the write-off of the unamortized debt issuance costs.